Acquisitions of business operations - 2022 (Details) - LogicBio $ in Millions	Nov. 16, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 72
Cash transferred	68
Liabilities incurred	4
Goodwill	15
Assets recognised in business combinations	82
Intangible assets recognised in business combination	46
Liabilities recognised in business combination	$ 25